Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Schedule of property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment	Total
Cost

On January 1, 2020	$3,906	$7,741	$1,098	$908	$317	$13,970
Additions	733	3,335	1,074	432	—	5,574
Disposals	(110)	—	—	—	—	(110)
Translation differences	360	645	101	84	29	1,219
On December 31, 2020	4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	7,938	16,462	3,075	1,981	346	29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	$8,160	$19,815	$3,980	$1,981	$346	$34,282

Depreciation and impairment

On January 1, 2020	$(2,909)	$(1,477)	$(262)	$(103)	$(44)	$(4,795)
Depreciation	(535)	(2,262)	(441)	(401)	(32)	(3,671)
Disposals	103	—	—	—	—	103
Translation differences	(301)	(305)	(57)	(39)	(6)	(708)
On December 31, 2020	(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	(4,565)	(6,774)	(1,411)	(1,093)	(116)	(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	$(5,454)	$(8,948)	$(2,145)	$(1,350)	$(150)	$(18,047)

Carrying Amount

On December 31, 2020	$1,247	$7,677	$1,513	$881	$264	11,582
On December 31, 2021	3,373	9,688	1,664	888	230	15,844
On December 31, 2022	$2,706	$10,867	$1,835	$631	$196	$16,234